Related Party Transactions - Significant transactions with associates of the Group and of CMCC Group (Parenthetical) (Detail) - Tower assets [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Depreciation right of use assets	¥ 14,162	¥ 13,500	¥ 12,887
Charges for use of tower assets and finance cost of lease liabilities	¥ 27,324	¥ 27,938	¥ 26,956